John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 58.1%				$2,072,843,190
(Cost $2,105,725,882)
U.S. Government 20.1%				715,446,110
U.S. Treasury
Bond	3.000	08-15-52	2,805,000	2,126,102
Bond	3.375	08-15-42	31,708,000	27,415,034
Bond	4.000	11-15-42	56,420,000	53,045,819
Bond	4.500	11-15-54	72,064,000	72,255,420
Bond	4.625	11-15-44	47,515,000	48,034,695
Bond	4.750	11-15-43	129,411,000	133,298,387
Note	4.125	11-15-27	33,580,000	33,704,613
Note	4.125	03-31-31	2,075,000	2,080,350
Note	4.250	12-31-26	5,694,000	5,717,577
Note	4.250	02-15-28	555,000	559,379
Note	4.250	01-31-30	90,357,000	91,302,925
Note	4.250	06-30-31	93,367,000	94,213,138
Note	4.375	01-31-32	94,442,000	95,991,439
Note	4.625	02-15-35	53,842,000	55,701,232
U.S. Government Agency 38.0%				1,357,397,080
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	7,035,693	6,411,361
15 Yr Pass Thru	4.000	08-01-37	2,782,357	2,728,236
15 Yr Pass Thru	4.000	08-01-37	1,573,071	1,539,523
15 Yr Pass Thru	4.000	08-01-37	2,445,235	2,393,087
15 Yr Pass Thru	4.000	11-01-37	4,991,299	4,878,613
15 Yr Pass Thru	4.500	12-01-37	1,155,595	1,148,710
15 Yr Pass Thru	4.500	01-01-38	785,290	780,611
15 Yr Pass Thru	4.500	02-01-38	6,604,109	6,560,633
30 Yr Pass Thru	2.500	08-01-51	5,881,668	4,998,132
30 Yr Pass Thru	2.500	11-01-51	4,560,486	3,872,566
30 Yr Pass Thru	2.500	12-01-51	1,471,757	1,240,554
30 Yr Pass Thru	3.000	03-01-43	220,612	201,989
30 Yr Pass Thru	3.000	03-01-43	1,780,428	1,626,669
30 Yr Pass Thru	3.000	04-01-43	755,049	689,536
30 Yr Pass Thru	3.000	12-01-45	635,491	571,913
30 Yr Pass Thru	3.000	10-01-46	638,666	574,571
30 Yr Pass Thru	3.000	10-01-46	524,027	470,946
30 Yr Pass Thru	3.000	12-01-46	1,868,565	1,672,866
30 Yr Pass Thru	3.000	12-01-46	498,445	448,111
30 Yr Pass Thru	3.000	04-01-47	336,581	302,067
30 Yr Pass Thru	3.000	04-01-47	4,169,702	3,722,900
30 Yr Pass Thru	3.000	09-01-49	4,426,312	3,925,732
30 Yr Pass Thru	3.000	10-01-49	3,098,927	2,748,464
30 Yr Pass Thru	3.000	10-01-49	1,651,489	1,464,719
30 Yr Pass Thru	3.000	12-01-49	6,295,191	5,583,257
30 Yr Pass Thru	3.000	12-01-49	5,196,900	4,581,564
30 Yr Pass Thru	3.000	01-01-50	10,014,835	8,882,239
30 Yr Pass Thru	3.000	02-01-50	5,560,487	4,902,101
30 Yr Pass Thru	3.000	08-01-50	23,741,746	20,797,074
30 Yr Pass Thru	3.000	11-01-50	2,242,234	1,976,744
30 Yr Pass Thru	3.000	02-01-52	6,693,215	5,896,527
30 Yr Pass Thru	3.000	06-01-52	7,963,960	7,018,504
30 Yr Pass Thru	3.500	02-01-42	508,803	477,367
30 Yr Pass Thru	3.500	04-01-44	301,640	282,321
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-44	1,258,136	$1,171,952
30 Yr Pass Thru	3.500	07-01-46	546,039	507,227
30 Yr Pass Thru	3.500	10-01-46	823,260	757,024
30 Yr Pass Thru	3.500	11-01-46	688,199	637,561
30 Yr Pass Thru	3.500	12-01-46	351,788	326,893
30 Yr Pass Thru	3.500	01-01-47	2,637,660	2,447,702
30 Yr Pass Thru	3.500	02-01-47	597,363	554,715
30 Yr Pass Thru	3.500	02-01-47	371,887	345,104
30 Yr Pass Thru	3.500	04-01-47	451,078	418,592
30 Yr Pass Thru	3.500	08-01-47	6,067,348	5,566,290
30 Yr Pass Thru	3.500	11-01-48	2,094,314	1,939,559
30 Yr Pass Thru	3.500	06-01-49	12,637	11,629
30 Yr Pass Thru	3.500	06-01-49	371,750	341,166
30 Yr Pass Thru	3.500	12-01-49	3,803,994	3,476,773
30 Yr Pass Thru	3.500	03-01-52	2,713,391	2,484,224
30 Yr Pass Thru	3.500	03-01-52	11,694,521	10,644,702
30 Yr Pass Thru	3.500	04-01-52	27,754,703	25,401,931
30 Yr Pass Thru	3.500	06-01-52	7,097,597	6,522,549
30 Yr Pass Thru	3.500	07-01-52	3,115,487	2,835,809
30 Yr Pass Thru	3.500	07-01-52	6,065,177	5,530,181
30 Yr Pass Thru	3.500	07-01-52	4,601,735	4,184,322
30 Yr Pass Thru	4.000	12-01-40	215,511	208,898
30 Yr Pass Thru	4.000	01-01-41	281,658	272,924
30 Yr Pass Thru	4.000	01-01-41	242,551	234,931
30 Yr Pass Thru	4.000	11-01-43	621,635	599,416
30 Yr Pass Thru	4.000	02-01-44	39,147	37,699
30 Yr Pass Thru	4.000	07-01-45	1,452,899	1,398,859
30 Yr Pass Thru	4.000	12-01-46	351,615	337,218
30 Yr Pass Thru	4.000	06-01-47	334,748	320,937
30 Yr Pass Thru	4.000	03-01-48	350,194	334,542
30 Yr Pass Thru	4.000	08-01-48	307,308	293,573
30 Yr Pass Thru	4.000	08-01-49	9,851,605	9,337,808
30 Yr Pass Thru	4.000	05-01-52	221,016	209,990
30 Yr Pass Thru	4.000	05-01-52	16,361,297	15,376,338
30 Yr Pass Thru	4.000	06-01-52	9,471,510	8,901,320
30 Yr Pass Thru	4.000	08-01-52	17,190,580	16,257,768
30 Yr Pass Thru	4.000	08-01-52	10,470,318	9,902,167
30 Yr Pass Thru	4.000	08-01-52	5,259,631	4,941,355
30 Yr Pass Thru	4.000	08-01-52	25,121,923	23,750,881
30 Yr Pass Thru	4.000	08-01-52	2,624,128	2,466,154
30 Yr Pass Thru	4.000	04-01-53	3,050,349	2,886,497
30 Yr Pass Thru	4.000	04-01-53	3,351,726	3,167,756
30 Yr Pass Thru	4.500	02-01-41	170,590	169,278
30 Yr Pass Thru	4.500	03-01-47	576,430	566,928
30 Yr Pass Thru	4.500	06-01-52	4,520,650	4,398,495
30 Yr Pass Thru	4.500	07-01-52	2,039,374	1,981,081
30 Yr Pass Thru	4.500	07-01-52	3,056,164	2,968,806
30 Yr Pass Thru	4.500	08-01-52	1,186,030	1,153,240
30 Yr Pass Thru	4.500	08-01-52	5,887,660	5,724,886
30 Yr Pass Thru	4.500	08-01-52	4,902,526	4,766,988
30 Yr Pass Thru	4.500	08-01-52	4,286,432	4,137,119
30 Yr Pass Thru	4.500	09-01-52	3,128,832	3,038,419
30 Yr Pass Thru	4.500	09-01-52	3,421,634	3,327,038
30 Yr Pass Thru	4.500	09-01-52	12,564,473	12,224,962
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	10-01-52	12,531,854	$12,185,393
30 Yr Pass Thru	4.500	10-01-52	4,611,469	4,470,648
30 Yr Pass Thru	4.500	12-01-52	2,873,207	2,788,161
30 Yr Pass Thru	4.500	12-01-52	11,490,780	11,191,054
30 Yr Pass Thru	4.500	02-01-53	11,539,149	11,155,224
30 Yr Pass Thru	4.500	03-01-53	7,684,310	7,416,634
30 Yr Pass Thru	4.500	04-01-53	2,728,339	2,649,286
30 Yr Pass Thru	4.500	04-01-53	9,366,259	9,091,509
30 Yr Pass Thru	4.500	08-01-53	8,653,094	8,396,966
30 Yr Pass Thru	4.500	08-01-53	3,508,856	3,403,898
30 Yr Pass Thru	5.000	07-01-52	8,256,061	8,216,972
30 Yr Pass Thru	5.000	08-01-52	4,411,748	4,367,423
30 Yr Pass Thru	5.000	08-01-52	14,473,000	14,381,863
30 Yr Pass Thru	5.000	09-01-52	16,235,870	16,043,690
30 Yr Pass Thru	5.000	10-01-52	6,239,137	6,176,453
30 Yr Pass Thru	5.000	10-01-52	600,113	596,146
30 Yr Pass Thru	5.000	11-01-52	3,669,901	3,631,882
30 Yr Pass Thru	5.000	12-01-52	3,038,667	3,018,583
30 Yr Pass Thru	5.000	12-01-52	6,071,730	6,035,394
30 Yr Pass Thru	5.000	12-01-52	9,891,227	9,791,850
30 Yr Pass Thru	5.000	02-01-53	7,311,781	7,236,034
30 Yr Pass Thru	5.000	03-01-53	10,713,278	10,629,077
30 Yr Pass Thru	5.000	06-01-53	3,044,078	3,005,883
30 Yr Pass Thru	5.000	07-01-53	15,976,522	15,830,984
30 Yr Pass Thru	5.000	07-01-53	10,565,179	10,486,600
30 Yr Pass Thru	5.000	07-01-53	6,052,146	6,000,796
30 Yr Pass Thru	5.000	08-01-53	7,476,415	7,417,654
30 Yr Pass Thru	5.000	08-01-53	4,176,625	4,145,104
30 Yr Pass Thru	5.000	11-01-54	1,865,978	1,843,149
30 Yr Pass Thru	5.500	06-01-53	4,467,081	4,518,888
30 Yr Pass Thru	5.500	07-01-53	4,951,687	5,010,662
30 Yr Pass Thru	5.500	08-01-53	2,676,488	2,700,837
30 Yr Pass Thru	5.500	09-01-53	8,959,400	9,066,108
30 Yr Pass Thru	5.500	11-01-54	15,756,279	15,904,547
30 Yr Pass Thru	5.500	11-01-54	1,891,626	1,896,658
30 Yr Pass Thru	5.500	01-01-55	3,441,452	3,467,383
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	10,446,536	9,454,243
15 Yr Pass Thru	2.000	06-01-36	7,156,709	6,485,854
15 Yr Pass Thru	2.000	04-01-37	7,146,800	6,512,609
15 Yr Pass Thru	2.500	01-01-35	4,116,182	3,861,504
15 Yr Pass Thru	2.500	08-01-35	5,951,465	5,555,336
15 Yr Pass Thru	2.500	05-01-36	9,315,981	8,710,465
15 Yr Pass Thru	3.000	07-01-27	27,084	26,627
15 Yr Pass Thru	3.000	03-01-28	188,464	184,745
15 Yr Pass Thru	3.000	03-01-33	5,495,565	5,292,552
15 Yr Pass Thru	3.500	06-01-34	177,352	173,069
15 Yr Pass Thru	4.000	09-01-37	4,561,093	4,472,373
15 Yr Pass Thru	4.000	10-01-37	3,852,343	3,766,574
15 Yr Pass Thru	4.000	01-01-38	2,118,067	2,066,277
15 Yr Pass Thru	4.500	11-01-37	5,765,631	5,731,279
15 Yr Pass Thru	4.500	12-01-37	1,937,847	1,926,301
30 Yr Pass Thru	2.000	09-01-50	7,707,280	6,259,120
30 Yr Pass Thru	2.000	10-01-50	952,463	776,774
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.000	12-01-50	3,390,931	$2,731,538
30 Yr Pass Thru	2.000	12-01-50	19,875,074	16,109,590
30 Yr Pass Thru	2.000	03-01-51	6,628,354	5,407,775
30 Yr Pass Thru	2.000	07-01-51	2,586,737	2,083,727
30 Yr Pass Thru	2.000	02-01-52	21,620,334	17,382,314
30 Yr Pass Thru	2.500	07-01-50	442,397	376,908
30 Yr Pass Thru	2.500	08-01-50	2,008,036	1,708,274
30 Yr Pass Thru	2.500	09-01-50	804,181	684,132
30 Yr Pass Thru	2.500	09-01-50	2,106,296	1,791,866
30 Yr Pass Thru	2.500	10-01-50	725,725	620,789
30 Yr Pass Thru	2.500	12-01-50	43,485	36,831
30 Yr Pass Thru	2.500	08-01-51	2,821,294	2,389,549
30 Yr Pass Thru	2.500	08-01-51	4,144,753	3,510,476
30 Yr Pass Thru	2.500	08-01-51	14,219,131	11,972,066
30 Yr Pass Thru	2.500	09-01-51	14,035,038	11,887,241
30 Yr Pass Thru	2.500	10-01-51	2,081,235	1,762,741
30 Yr Pass Thru	2.500	11-01-51	12,872,022	10,950,472
30 Yr Pass Thru	2.500	01-01-52	4,965,969	4,196,710
30 Yr Pass Thru	2.500	03-01-52	35,055,753	29,625,403
30 Yr Pass Thru	3.000	12-01-42	497,965	454,731
30 Yr Pass Thru	3.000	04-01-43	1,532,652	1,390,724
30 Yr Pass Thru	3.000	12-01-45	1,143,034	1,023,768
30 Yr Pass Thru	3.000	08-01-46	722,914	648,839
30 Yr Pass Thru	3.000	10-01-46	844,273	758,555
30 Yr Pass Thru	3.000	01-01-47	1,010,380	906,534
30 Yr Pass Thru	3.000	02-01-47	539,047	484,318
30 Yr Pass Thru	3.000	10-01-47	1,210,184	1,084,667
30 Yr Pass Thru	3.000	12-01-47	4,410,714	3,938,087
30 Yr Pass Thru	3.000	11-01-48	858,266	768,713
30 Yr Pass Thru	3.000	11-01-48	3,547,410	3,155,096
30 Yr Pass Thru	3.000	12-01-48	546,054	487,542
30 Yr Pass Thru	3.000	09-01-49	2,925,837	2,583,977
30 Yr Pass Thru	3.000	09-01-49	1,674,104	1,464,896
30 Yr Pass Thru	3.000	10-01-49	630,010	556,399
30 Yr Pass Thru	3.000	10-01-49	1,001,055	887,844
30 Yr Pass Thru	3.000	10-01-49	2,119,164	1,885,464
30 Yr Pass Thru	3.000	11-01-49	8,986,408	7,967,310
30 Yr Pass Thru	3.000	11-01-49	1,567,643	1,371,740
30 Yr Pass Thru	3.000	11-01-49	1,153,876	1,023,382
30 Yr Pass Thru	3.000	11-01-49	839,972	744,716
30 Yr Pass Thru	3.000	02-01-50	6,174,162	5,392,949
30 Yr Pass Thru	3.000	12-01-51	5,250,897	4,609,477
30 Yr Pass Thru	3.000	01-01-52	12,046,986	10,624,336
30 Yr Pass Thru	3.000	02-01-52	4,317,561	3,803,645
30 Yr Pass Thru	3.000	02-01-52	6,663,252	5,830,567
30 Yr Pass Thru	3.000	03-01-52	20,805,766	18,329,271
30 Yr Pass Thru	3.000	05-01-52	1,715,104	1,516,852
30 Yr Pass Thru	3.500	01-01-42	377,049	353,257
30 Yr Pass Thru	3.500	06-01-42	704,085	659,935
30 Yr Pass Thru	3.500	07-01-42	1,195,602	1,120,424
30 Yr Pass Thru	3.500	01-01-43	222,385	208,232
30 Yr Pass Thru	3.500	04-01-43	171,112	159,790
30 Yr Pass Thru	3.500	06-01-43	789,981	738,693
30 Yr Pass Thru	3.500	07-01-43	809,037	755,559
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-43	134,331	$125,505
30 Yr Pass Thru	3.500	03-01-44	1,494,373	1,399,981
30 Yr Pass Thru	3.500	10-01-44	1,396,812	1,295,918
30 Yr Pass Thru	3.500	01-01-45	1,493,429	1,387,772
30 Yr Pass Thru	3.500	04-01-45	281,348	261,366
30 Yr Pass Thru	3.500	04-01-45	2,002,617	1,860,391
30 Yr Pass Thru	3.500	07-01-46	636,238	589,462
30 Yr Pass Thru	3.500	07-01-46	421,920	390,901
30 Yr Pass Thru	3.500	07-01-47	1,638,169	1,518,242
30 Yr Pass Thru	3.500	11-01-47	1,342,270	1,241,489
30 Yr Pass Thru	3.500	12-01-47	809,835	748,271
30 Yr Pass Thru	3.500	01-01-48	1,540,028	1,422,955
30 Yr Pass Thru	3.500	03-01-48	783,913	725,545
30 Yr Pass Thru	3.500	05-01-48	532,642	487,657
30 Yr Pass Thru	3.500	06-01-49	5,335,462	4,928,191
30 Yr Pass Thru	3.500	09-01-49	2,326,615	2,134,477
30 Yr Pass Thru	3.500	10-01-49	1,573,460	1,443,520
30 Yr Pass Thru	3.500	01-01-50	4,489,302	4,115,758
30 Yr Pass Thru	3.500	03-01-50	4,529,065	4,119,659
30 Yr Pass Thru	3.500	04-01-50	6,511,124	5,979,522
30 Yr Pass Thru	3.500	06-01-50	4,192,479	3,846,253
30 Yr Pass Thru	3.500	09-01-50	9,287,437	8,520,456
30 Yr Pass Thru	3.500	03-01-51	7,080,689	6,487,096
30 Yr Pass Thru	3.500	02-01-52	2,252,100	2,072,449
30 Yr Pass Thru	3.500	03-01-52	1,958,451	1,799,777
30 Yr Pass Thru	3.500	04-01-52	3,021,015	2,757,371
30 Yr Pass Thru	3.500	04-01-52	2,625,092	2,401,742
30 Yr Pass Thru	3.500	05-01-52	3,743,275	3,413,090
30 Yr Pass Thru	3.500	05-01-52	8,686,579	7,890,496
30 Yr Pass Thru	3.500	08-01-52	8,882,606	8,099,091
30 Yr Pass Thru	3.500	09-01-52	5,200,768	4,729,018
30 Yr Pass Thru	4.000	09-01-40	816,748	790,589
30 Yr Pass Thru	4.000	12-01-40	421,356	407,829
30 Yr Pass Thru	4.000	01-01-41	168,931	163,451
30 Yr Pass Thru	4.000	09-01-41	471,024	455,324
30 Yr Pass Thru	4.000	09-01-41	253,761	245,241
30 Yr Pass Thru	4.000	09-01-41	737,450	713,583
30 Yr Pass Thru	4.000	10-01-41	500,196	483,896
30 Yr Pass Thru	4.000	11-01-41	444,015	429,246
30 Yr Pass Thru	4.000	01-01-42	392,767	379,932
30 Yr Pass Thru	4.000	01-01-42	139,544	134,863
30 Yr Pass Thru	4.000	03-01-42	750,111	724,405
30 Yr Pass Thru	4.000	07-01-42	708,755	684,622
30 Yr Pass Thru	4.000	11-01-42	1,051,677	1,016,183
30 Yr Pass Thru	4.000	05-01-43	936,705	903,193
30 Yr Pass Thru	4.000	09-01-43	734,322	709,327
30 Yr Pass Thru	4.000	10-01-43	547,248	527,251
30 Yr Pass Thru	4.000	11-01-43	1,180,553	1,137,612
30 Yr Pass Thru	4.000	12-01-43	1,116,398	1,074,778
30 Yr Pass Thru	4.000	01-01-44	155,051	149,405
30 Yr Pass Thru	4.000	02-01-46	397,907	381,134
30 Yr Pass Thru	4.000	06-01-46	316,744	302,996
30 Yr Pass Thru	4.000	07-01-46	563,416	538,257
30 Yr Pass Thru	4.000	03-01-47	1,037,112	991,450
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	05-01-47	856,278	$818,577
30 Yr Pass Thru	4.000	12-01-47	357,287	341,332
30 Yr Pass Thru	4.000	04-01-48	1,114,057	1,062,918
30 Yr Pass Thru	4.000	06-01-48	650,098	619,240
30 Yr Pass Thru	4.000	10-01-48	545,912	520,511
30 Yr Pass Thru	4.000	01-01-49	405,378	384,996
30 Yr Pass Thru	4.000	05-01-49	8,397,070	7,956,509
30 Yr Pass Thru	4.000	06-01-49	1,798,249	1,715,141
30 Yr Pass Thru	4.000	07-01-49	793,380	755,473
30 Yr Pass Thru	4.000	07-01-49	1,316,581	1,254,088
30 Yr Pass Thru	4.000	08-01-49	2,581,622	2,459,082
30 Yr Pass Thru	4.000	09-01-49	1,867,403	1,772,345
30 Yr Pass Thru	4.000	02-01-50	2,220,031	2,109,799
30 Yr Pass Thru	4.000	03-01-51	8,253,998	7,844,157
30 Yr Pass Thru	4.000	08-01-51	4,550,850	4,334,839
30 Yr Pass Thru	4.000	04-01-52	910,708	861,859
30 Yr Pass Thru	4.000	05-01-52	8,449,526	7,991,029
30 Yr Pass Thru	4.000	05-01-52	6,140,887	5,769,284
30 Yr Pass Thru	4.000	05-01-52	5,585,282	5,249,045
30 Yr Pass Thru	4.000	05-01-52	6,999,555	6,606,614
30 Yr Pass Thru	4.000	06-01-52	243,995	231,441
30 Yr Pass Thru	4.000	06-01-52	1,853,178	1,760,727
30 Yr Pass Thru	4.000	06-01-52	6,292,200	5,978,295
30 Yr Pass Thru	4.000	06-01-52	4,301,232	4,040,952
30 Yr Pass Thru	4.000	07-01-52	14,452,535	13,677,330
30 Yr Pass Thru	4.000	07-01-52	4,878,514	4,612,267
30 Yr Pass Thru	4.000	07-01-52	3,836,092	3,626,735
30 Yr Pass Thru	4.000	07-01-52	7,113,863	6,683,382
30 Yr Pass Thru	4.500	08-01-40	768,442	761,794
30 Yr Pass Thru	4.500	08-01-40	175,742	174,191
30 Yr Pass Thru	4.500	12-01-40	121,945	120,737
30 Yr Pass Thru	4.500	05-01-41	133,377	132,194
30 Yr Pass Thru	4.500	05-01-41	221,605	219,318
30 Yr Pass Thru	4.500	06-01-41	1,117,487	1,107,235
30 Yr Pass Thru	4.500	07-01-41	940,380	931,973
30 Yr Pass Thru	4.500	11-01-41	185,255	183,533
30 Yr Pass Thru	4.500	12-01-41	613,111	607,037
30 Yr Pass Thru	4.500	02-01-42	463,421	458,657
30 Yr Pass Thru	4.500	05-01-42	332,579	329,554
30 Yr Pass Thru	4.500	04-01-48	782,327	766,505
30 Yr Pass Thru	4.500	07-01-48	727,591	711,739
30 Yr Pass Thru	4.500	06-01-52	3,627,660	3,529,636
30 Yr Pass Thru	4.500	06-01-52	8,415,886	8,175,326
30 Yr Pass Thru	4.500	06-01-52	6,205,811	6,038,121
30 Yr Pass Thru	4.500	07-01-52	6,988,378	6,788,623
30 Yr Pass Thru	4.500	07-01-52	1,242,493	1,208,919
30 Yr Pass Thru	4.500	07-01-52	7,350,134	7,140,038
30 Yr Pass Thru	4.500	08-01-52	4,218,674	4,078,312
30 Yr Pass Thru	4.500	08-01-52	930,133	904,418
30 Yr Pass Thru	4.500	08-01-52	6,896,898	6,667,428
30 Yr Pass Thru	4.500	08-01-52	5,625,173	5,464,383
30 Yr Pass Thru	4.500	08-01-52	7,162,784	6,913,276
30 Yr Pass Thru	4.500	08-01-52	4,944,136	4,779,637
30 Yr Pass Thru	4.500	09-01-52	5,745,966	5,596,088
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	09-01-52	5,985,924	$5,820,434
30 Yr Pass Thru	4.500	09-01-52	3,045,274	2,961,083
30 Yr Pass Thru	4.500	10-01-52	4,619,626	4,499,128
30 Yr Pass Thru	4.500	10-01-52	15,292,204	14,869,428
30 Yr Pass Thru	4.500	10-01-52	3,831,830	3,721,103
30 Yr Pass Thru	4.500	10-01-52	3,197,676	3,109,272
30 Yr Pass Thru	4.500	11-01-52	4,039,395	3,927,720
30 Yr Pass Thru	4.500	11-01-52	11,499,237	11,166,051
30 Yr Pass Thru	4.500	04-01-53	10,025,492	9,735,007
30 Yr Pass Thru	4.500	05-01-53	2,404,308	2,334,644
30 Yr Pass Thru	5.000	07-01-52	4,673,939	4,651,811
30 Yr Pass Thru	5.000	08-01-52	15,161,217	15,108,387
30 Yr Pass Thru	5.000	10-01-52	6,637,374	6,593,505
30 Yr Pass Thru	5.000	10-01-52	8,850,400	8,780,840
30 Yr Pass Thru	5.000	10-01-52	577,843	574,385
30 Yr Pass Thru	5.000	11-01-52	6,121,601	6,084,966
30 Yr Pass Thru	5.000	12-01-52	5,805,431	5,767,060
30 Yr Pass Thru	5.000	01-01-53	10,560,277	10,516,879
30 Yr Pass Thru	5.000	04-01-53	5,305,766	5,260,750
30 Yr Pass Thru	5.000	04-01-53	10,860,117	10,778,156
30 Yr Pass Thru	5.000	07-01-53	17,835,197	17,695,022
30 Yr Pass Thru	5.000	11-01-54	1,445,512	1,437,314
30 Yr Pass Thru	5.500	12-01-52	3,520,928	3,560,662
30 Yr Pass Thru	5.500	12-01-52	2,405,428	2,443,097
30 Yr Pass Thru	5.500	05-01-53	10,965,539	11,082,432
30 Yr Pass Thru	5.500	07-01-53	2,654,940	2,677,559
30 Yr Pass Thru	5.500	08-01-53	4,183,006	4,224,983
30 Yr Pass Thru	5.500	02-01-54	6,098,468	6,167,289
30 Yr Pass Thru	5.500	03-01-54	5,406,918	5,457,797
30 Yr Pass Thru	5.500	05-01-54	4,937,000	4,977,286
30 Yr Pass Thru	5.500	05-01-54	4,690,998	4,733,675
30 Yr Pass Thru	5.500	11-01-54	1,912,736	1,930,915

30 Yr Pass Thru	5.500	12-01-54	2,846,417	2,869,644
Corporate bonds 29.8%				$1,062,687,248
(Cost $1,062,812,656)
Communication services 1.3%				46,932,811
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	6,800,000	6,039,305
AT&T, Inc.	3.550	09-15-55	7,357,000	5,101,611
AT&T, Inc.	4.500	05-15-35	1,999,000	1,889,383
Entertainment 0.3%
Netflix, Inc. (A)	4.875	06-15-30	4,756,000	4,806,056
WarnerMedia Holdings, Inc.	4.279	03-15-32	8,384,000	7,531,602
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	5,913,000	5,123,365
Charter Communications Operating LLC	6.384	10-23-35	4,715,000	4,801,056
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.375	04-15-29	2,277,000	2,156,113
T-Mobile USA, Inc.	3.875	04-15-30	9,904,000	9,484,320
Consumer discretionary 1.4%				49,759,808
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32	4,518,000	3,771,002
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	4.000	11-13-30	4,254,000	$3,872,746
Ford Motor Credit Company LLC	6.054	11-05-31	3,331,000	3,327,478
Ford Motor Credit Company LLC	6.125	03-08-34	7,514,000	7,335,137
Ford Motor Credit Company LLC	7.122	11-07-33	10,969,000	11,403,069
General Motors Financial Company, Inc.	5.600	06-18-31	8,857,000	8,951,378
Hyundai Capital America (A)	5.400	01-08-31	4,322,000	4,414,353
Hotels, restaurants and leisure 0.1%
Booking Holdings, Inc.	4.625	04-13-30	1,649,000	1,652,981
Specialty retail 0.1%
AutoNation, Inc.	4.750	06-01-30	3,422,000	3,366,781
AutoNation, Inc.	5.890	03-15-35	663,000	675,235
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	5.100	03-11-30	986,000	989,648
Consumer staples 0.4%				14,256,868
Food products 0.4%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	2,598,000	2,696,249
JBS USA LUX SA	3.625	01-15-32	5,365,000	4,827,636
JBS USA LUX SA	5.750	04-01-33	3,507,000	3,564,802
JBS USA LUX SA (A)	5.950	04-20-35	834,000	860,646
Pilgrim’s Pride Corp.	6.250	07-01-33	2,212,000	2,307,535
Energy 3.8%				136,827,114
Oil, gas and consumable fuels 3.8%
Aker BP ASA (A)	3.100	07-15-31	1,392,000	1,226,100
Aker BP ASA (A)	3.750	01-15-30	880,000	828,949
Aker BP ASA (A)	4.000	01-15-31	1,805,000	1,693,235
Aker BP ASA (A)	5.800	10-01-54	1,474,000	1,373,802
Antero Resources Corp. (A)	5.375	03-01-30	3,606,000	3,557,219
Cheniere Energy Partners LP	3.250	01-31-32	7,787,000	6,867,896
Cheniere Energy Partners LP	5.950	06-30-33	3,455,000	3,587,740
Cheniere Energy, Inc.	5.650	04-15-34	1,545,000	1,571,444
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	2,473,000	2,489,550
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	1,161,000	1,210,497
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	4,067,000	4,247,990
Continental Resources, Inc. (A)	2.875	04-01-32	2,321,000	1,949,368
Continental Resources, Inc.	4.900	06-01-44	2,073,000	1,723,780
Continental Resources, Inc. (A)	5.750	01-15-31	4,259,000	4,322,163
Diamondback Energy, Inc.	5.750	04-18-54	3,561,000	3,438,579
DT Midstream, Inc. (A)	5.800	12-15-34	3,406,000	3,465,823
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,203,000	4,097,459
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	5,021,000	4,989,259
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,974,000	2,187,974
Energy Transfer LP	5.150	03-15-45	2,171,000	1,951,766
Energy Transfer LP	5.250	07-01-29	2,146,000	2,178,443
Energy Transfer LP	5.400	10-01-47	4,657,000	4,304,041
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,002,000	5,906,651
Expand Energy Corp.	4.750	02-01-32	3,692,000	3,500,226
MPLX LP	4.950	09-01-32	2,234,000	2,197,772
MPLX LP	5.000	03-01-33	2,099,000	2,060,721
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	5.375	01-01-32	1,399,000	$1,388,672
Occidental Petroleum Corp.	6.050	10-01-54	3,634,000	3,512,286
Occidental Petroleum Corp.	6.450	09-15-36	5,253,000	5,488,618
Occidental Petroleum Corp.	6.625	09-01-30	1,830,000	1,933,966
ONEOK, Inc.	5.050	11-01-34	1,389,000	1,354,966
ONEOK, Inc.	6.050	09-01-33	3,502,000	3,670,291
ONEOK, Inc.	6.625	09-01-53	3,510,000	3,779,557
Ovintiv, Inc.	6.250	07-15-33	1,961,000	2,045,556
Ovintiv, Inc.	7.200	11-01-31	434,000	474,979
Sabine Pass Liquefaction LLC	4.500	05-15-30	6,798,000	6,697,848
Saudi Arabian Oil Company (A)	5.250	07-17-34	1,515,000	1,521,704
Suncor Energy, Inc.	3.750	03-04-51	1,371,000	989,474
Suncor Energy, Inc.	4.000	11-15-47	2,434,000	1,863,728
Targa Resources Corp.	5.500	02-15-35	3,643,000	3,655,747
Targa Resources Corp.	6.150	03-01-29	2,448,000	2,564,027
Targa Resources Partners LP	4.000	01-15-32	2,648,000	2,449,876
The Williams Companies, Inc.	4.650	08-15-32	1,314,000	1,273,405
Var Energi ASA (A)	8.000	11-15-32	6,954,000	7,897,642
Western Midstream Operating LP	4.050	02-01-30	2,894,000	2,756,951
Western Midstream Operating LP	5.450	11-15-34	1,760,000	1,740,390
Whistler Pipeline LLC (A)	5.400	09-30-29	1,062,000	1,070,495
Whistler Pipeline LLC (A)	5.700	09-30-31	1,741,000	1,768,489
Financials 10.9%				389,224,226
Banks 6.0%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	5,771,000	5,177,010
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	9,617,000	8,461,743
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	4,585,000	4,140,424
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	9,712,000	9,403,844
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	3,649,000	3,603,135
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,404,000	4,528,814
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	9,772,000	10,016,656
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	2,875,000	2,929,401
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,400,000	1,502,164
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	2,746,000	2,805,602
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,383,000	2,935,755
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	3,886,000	4,007,426
Citizens Financial Group, Inc.	3.250	04-30-30	3,408,000	3,131,751
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%) (C)	5.253	03-05-31	2,464,000	2,485,035
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	2,900,000	2,964,639
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	2,461,000	2,649,619
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,152,000	2,192,440
Credit Agricole SA (A)	3.250	01-14-30	6,407,000	5,916,186
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	3,514,000	3,681,073
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	3,457,000	3,463,272
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,419,000	1,412,394
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	2,483,000	2,556,797
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,411,000	1,429,531
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,059,000	1,081,893
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,203,000	$2,297,916
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,514,000	1,541,130
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,598,000	1,685,728
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,238,000	2,006,408
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	6,410,000	5,826,253
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	1,624,000	1,612,833
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	3,654,000	3,625,453
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,555,000	3,585,782
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	3,729,000	3,769,141
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	3,569,000	3,601,669
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,833,000	1,887,333
KeyBank NA	5.000	01-26-33	3,687,000	3,620,656
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	3,419,000	3,435,957
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	1,798,000	1,740,092
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,297,000	2,278,233
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,723,000	2,705,054
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,239,000	3,237,137
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,287,000	5,629,365
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	5,163,000	5,005,778
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	5,574,000	5,559,323
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,462,000	1,500,349
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (A)	5.634	01-19-30	1,493,000	1,516,587
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,511,000	3,481,666
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,352,000	2,408,814
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,256,000	2,366,851
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,132,000	2,140,189
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,442,000	3,460,832
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	7,432,000	7,718,125
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	2,252,000	2,425,389
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,757,000	3,661,025
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,522,000	1,553,568
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	3,497,000	3,633,188
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	10,712,000	9,622,807
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,049,000	3,040,902
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,087,000	2,121,186
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,806,000	5,209,194
Capital markets 2.8%
Ares Capital Corp.	2.875	06-15-28	3,739,000	3,493,319
Ares Capital Corp.	5.875	03-01-29	2,299,000	2,348,956
Ares Strategic Income Fund (A)	5.600	02-15-30	2,727,000	2,721,242
Ares Strategic Income Fund (A)	6.200	03-21-32	2,377,000	2,403,212
Ares Strategic Income Fund (A)	6.350	08-15-29	1,113,000	1,144,718
Blackstone Private Credit Fund (A)	5.250	04-01-30	2,816,000	2,780,039
Blackstone Private Credit Fund	5.950	07-16-29	1,433,000	1,458,168
Blackstone Private Credit Fund	6.000	01-29-32	2,688,000	2,683,949
Blackstone Private Credit Fund	7.300	11-27-28	2,635,000	2,812,792
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Secured Lending Fund	5.350	04-13-28	2,678,000	$2,683,167
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,392,000	3,283,902
Cantor Fitzgerald LP (A)	7.200	12-12-28	5,792,000	6,151,725
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	2,382,000	2,531,394
Jefferies Financial Group, Inc.	6.200	04-14-34	2,919,000	3,039,445
Lazard Group LLC	4.375	03-11-29	2,662,000	2,620,924
Lazard Group LLC	6.000	03-15-31	1,826,000	1,904,981
Macquarie Bank, Ltd. (A)	3.624	06-03-30	2,779,000	2,580,772
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,187,000	1,861,451
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,848,000	4,864,063
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	5,781,000	5,859,255
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,334,000	4,350,753
Sixth Street Lending Partners	5.750	01-15-30	1,346,000	1,340,933
Sixth Street Lending Partners (A)	6.125	07-15-30	1,353,000	1,374,897
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	2,116,000	2,148,388
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	2,065,000	2,160,768
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	3,020,000	3,185,648
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	11,614,000	10,143,597
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	3,932,000	3,400,542
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	2,320,000	2,365,374
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,280,000	2,448,550
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	2,280,000	2,279,108
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,832,000	2,833,250
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,880,000	3,333,398
Consumer finance 0.3%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,187,000	2,211,449
Ally Financial, Inc.	8.000	11-01-31	2,891,000	3,268,783
Discover Financial Services	6.700	11-29-32	4,001,000	4,336,915
Trust Fibra Uno (A)	7.375	02-13-34	3,153,000	3,189,304
Financial services 0.7%
Apollo Debt Solutions BDC (A)	6.700	07-29-31	2,831,000	2,964,195
Apollo Debt Solutions BDC (A)	6.900	04-13-29	1,538,000	1,609,765
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	2,006,000	2,025,956
Citadel Finance LLC (A)	5.900	02-10-30	1,932,000	1,939,654
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	1,153,000	1,185,381
Enact Holdings, Inc.	6.250	05-28-29	3,578,000	3,682,981
HPS Corporate Lending Fund (A)	5.950	04-14-32	1,359,000	1,365,653
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	799,000	792,301
NMI Holdings, Inc.	6.000	08-15-29	3,328,000	3,383,461
Radian Group, Inc.	6.200	05-15-29	5,021,000	5,184,839
Insurance 1.1%
Athene Global Funding (A)	4.721	10-08-29	2,065,000	2,038,570
Athene Global Funding (A)	5.322	11-13-31	2,416,000	2,427,902
Athene Holding, Ltd.	3.500	01-15-31	7,206,000	6,682,397
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,405,000	1,407,407
CNA Financial Corp.	2.050	08-15-30	1,077,000	936,506
CNO Financial Group, Inc.	5.250	05-30-29	4,438,000	4,449,260
CNO Financial Group, Inc.	6.450	06-15-34	1,790,000	1,894,544
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Global Funding (A)	4.950	09-09-29	2,345,000	$2,354,668
F&G Annuities & Life, Inc.	6.500	06-04-29	1,715,000	1,766,109
GA Global Funding Trust (A)	5.200	12-09-31	2,371,000	2,361,655
MassMutual Global Funding II (A)	4.350	09-17-31	2,468,000	2,423,162
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,925,000	3,031,482
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,433,000	1,429,467
SBL Holdings, Inc. (A)	5.000	02-18-31	1,496,000	1,368,901
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	4,724,000	3,930,362
Health care 2.4%				85,808,975
Biotechnology 0.6%
Amgen, Inc.	5.250	03-02-30	4,087,000	4,179,633
Amgen, Inc.	5.250	03-02-33	7,952,000	8,074,798
Amgen, Inc.	5.650	03-02-53	4,115,000	4,126,022
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	6,088,000	5,186,509
Health care equipment and supplies 0.2%
Solventum Corp.	5.400	03-01-29	2,925,000	2,985,628
Solventum Corp.	5.450	03-13-31	5,286,000	5,415,394
Health care providers and services 0.9%
Cencora, Inc.	2.800	05-15-30	2,663,000	2,427,161
Centene Corp.	2.625	08-01-31	4,615,000	3,888,431
Centene Corp.	4.625	12-15-29	7,915,000	7,602,118
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	5,975,000	5,071,546
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	5,759,000	5,481,258
HCA, Inc.	5.450	04-01-31	2,861,000	2,912,854
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	3,559,000	3,541,709
Universal Health Services, Inc.	2.650	10-15-30	3,450,000	3,017,733
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.849	05-08-29	1,902,000	1,963,915
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,903,000	1,986,426
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	3,483,000	3,449,985
Royalty Pharma PLC	5.150	09-02-29	1,724,000	1,742,462
Viatris, Inc.	2.700	06-22-30	5,413,000	4,780,138
Viatris, Inc.	4.000	06-22-50	11,588,000	7,975,255
Industrials 2.7%				95,863,163
Aerospace and defense 0.4%
BAE Systems PLC (A)	5.250	03-26-31	915,000	933,906
DAE Funding LLC (A)	3.375	03-20-28	4,053,000	3,833,927
Embraer Netherlands Finance BV (A)	7.000	07-28-30	4,049,000	4,350,484
Lockheed Martin Corp.	5.250	01-15-33	2,640,000	2,709,438
The Boeing Company	6.528	05-01-34	2,050,000	2,196,062
Building products 0.1%
Owens Corning	5.700	06-15-34	3,615,000	3,743,409
Commercial services and supplies 0.1%
Rollins, Inc. (A)	5.250	02-24-35	931,000	938,733
Waste Management, Inc.	1.500	03-15-31	3,500,000	2,929,888
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,956,000	2,098,368
Quanta Services, Inc.	5.250	08-09-34	1,800,000	1,786,432
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.1%
Regal Rexnord Corp.	6.400	04-15-33	2,025,000	$2,105,755
Ground transportation 0.0%
Uber Technologies, Inc.	4.800	09-15-34	1,053,000	1,026,580
Machinery 0.1%
Stanley Black & Decker, Inc.	2.300	03-15-30	2,272,000	2,009,096
Passenger airlines 1.3%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,385,008	1,346,565
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	1,001,424	981,186
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,609,822	3,499,201
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,107,605	2,002,686
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,755,825	1,692,164
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	2,023,691	1,896,402
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,651,572	3,298,464
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,911,201	2,678,582
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	3,029,065	2,643,770
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	938,525	889,324
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,130,334	1,074,524
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	1,254,351	1,216,407
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	400,834	421,387
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	2,959,629	2,605,759
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	3,701,686	3,498,845
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,264,160	1,196,156
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,839,341	3,907,114
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	3,738,144	3,830,200
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,771,668	2,830,156
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,014,536	3,065,051
Professional services 0.0%
Concentrix Corp. (D)	6.600	08-02-28	1,466,000	1,530,521
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	9,102,000	8,090,218
Ashtead Capital, Inc. (A)	5.500	08-11-32	4,174,000	4,209,124
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,119,000	3,131,804
Ashtead Capital, Inc. (A)	5.950	10-15-33	3,555,000	3,665,475
Information technology 2.6%				92,317,439
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,836,000	4,226,684
Motorola Solutions, Inc.	2.750	05-24-31	4,718,000	4,169,910
Electronic equipment, instruments and components 0.1%
Flex, Ltd.	5.250	01-15-32	1,020,000	1,019,741
TD SYNNEX Corp.	2.650	08-09-31	1,965,000	1,678,810
TD SYNNEX Corp.	6.100	04-12-34	1,567,000	1,645,448
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (A)	3.419	04-15-33	15,830,000	14,129,568
Broadcom, Inc. (A)	3.469	04-15-34	1,757,000	1,552,865
Broadcom, Inc.	4.550	02-15-32	1,397,000	1,367,493
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,761,000	2,825,794
Foundry JV Holdco LLC (A)	6.150	01-25-32	5,720,000	5,994,358
Marvell Technology, Inc.	5.950	09-15-33	4,707,000	4,957,956
Micron Technology, Inc.	2.703	04-15-32	2,400,000	2,058,406
Micron Technology, Inc.	5.300	01-15-31	1,552,000	1,573,061
Micron Technology, Inc.	5.875	09-15-33	3,378,000	3,531,118
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	6.750	11-01-29	6,362,000	$6,832,887
Qorvo, Inc. (A)	3.375	04-01-31	2,531,000	2,216,086
Qorvo, Inc.	4.375	10-15-29	1,914,000	1,830,818
Software 0.6%
AppLovin Corp.	5.375	12-01-31	1,971,000	2,011,570
Atlassian Corp.	5.250	05-15-29	2,071,000	2,104,647
Oracle Corp.	2.950	04-01-30	3,390,000	3,109,699
Oracle Corp.	5.250	02-03-32	2,340,000	2,374,807
Oracle Corp.	5.550	02-06-53	5,247,000	5,021,925
VMware LLC	4.700	05-15-30	5,006,000	4,963,804
Technology hardware, storage and peripherals 0.3%
CDW LLC	5.100	03-01-30	1,115,000	1,114,097
CDW LLC	5.550	08-22-34	1,486,000	1,479,060
Dell International LLC	5.400	04-15-34	8,393,000	8,526,827
Materials 0.3%				9,551,277
Construction materials 0.1%
Cemex SAB de CV (A)	3.875	07-11-31	3,320,000	2,968,571
Vulcan Materials Company	5.350	12-01-34	1,367,000	1,387,544
Metals and mining 0.2%
Freeport-McMoRan, Inc.	5.400	11-14-34	3,054,000	3,075,674
Freeport-McMoRan, Inc.	5.450	03-15-43	2,224,000	2,119,488
Real estate 0.9%				32,040,481
Industrial REITs 0.2%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	3,876,000	3,956,092
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	4,150,000	4,159,914
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	4,414,000	3,933,410
Specialized REITs 0.6%
American Tower Corp.	5.200	02-15-29	3,060,000	3,106,961
American Tower Corp.	5.550	07-15-33	2,448,000	2,510,091
American Tower Corp.	5.650	03-15-33	2,448,000	2,525,293
GLP Capital LP	3.250	01-15-32	1,239,000	1,077,489
GLP Capital LP	4.000	01-15-30	1,163,000	1,101,452
VICI Properties LP	5.125	11-15-31	3,770,000	3,738,649
VICI Properties LP	5.125	05-15-32	6,020,000	5,931,130
Utilities 3.1%				110,105,086
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,253,000	1,287,614
Atlantica Transmision Sur SA (A)	6.875	04-30-43	1,674,454	1,765,600
Constellation Energy Generation LLC	6.125	01-15-34	1,103,000	1,166,547
Constellation Energy Generation LLC	6.500	10-01-53	1,881,000	2,023,110
Duke Energy Carolinas LLC	4.950	01-15-33	3,218,000	3,225,027
Duke Energy Corp.	5.750	09-15-33	3,799,000	3,973,316
Electricite de France SA (A)	5.650	04-22-29	4,699,000	4,846,927
Eversource Energy	5.125	05-15-33	3,035,000	3,006,059
Exelon Corp.	4.050	04-15-30	3,740,000	3,616,425
Exelon Corp.	5.125	03-15-31	1,998,000	2,022,035
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	795,000	796,531
Georgia Power Company	4.950	05-17-33	1,998,000	1,986,388
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	7,445,000	6,555,650
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,850,000	$1,856,275
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	666,000	674,468
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,632,000	1,656,594
NRG Energy, Inc. (A)	4.450	06-15-29	2,668,000	2,592,538
NRG Energy, Inc. (A)	7.000	03-15-33	3,702,000	4,026,077
Pacific Gas & Electric Company	4.950	07-01-50	1,752,000	1,511,403
Pacific Gas & Electric Company	5.800	05-15-34	2,689,000	2,737,481
The Southern Company	5.200	06-15-33	1,230,000	1,236,281
The Southern Company	5.700	03-15-34	2,999,000	3,106,305
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,302,000	3,323,547
Xcel Energy, Inc.	4.600	06-01-32	4,370,000	4,236,385
Independent power and renewable electricity producers 0.5%
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,135,000	5,311,892
Vistra Operations Company LLC (A)	4.300	07-15-29	5,467,000	5,305,809
Vistra Operations Company LLC (A)	6.000	04-15-34	3,940,000	4,036,186
Vistra Operations Company LLC (A)	6.950	10-15-33	2,965,000	3,230,783
Multi-utilities 0.8%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	3,237,000	3,266,234
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	3,249,000	3,319,312
Dominion Energy, Inc.	3.375	04-01-30	2,900,000	2,708,248
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,536,000	2,628,080
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,157,000	1,220,747
National Grid PLC	5.809	06-12-33	4,537,000	4,699,559
NiSource, Inc.	3.600	05-01-30	2,654,000	2,515,150
Sempra	5.500	08-01-33	3,309,000	3,337,378

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	2,905,000	2,799,228

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,493,000	2,497,897
Municipal bonds 0.3%				$11,885,837
(Cost $16,501,875)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	2,909,000	2,410,536
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,353,953
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,081,000	3,624,217
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,073,767

Regents of the University of California Medical Center	3.006	05-15-50	5,045,000	3,423,364
Collateralized mortgage obligations 4.3%				$155,090,090
(Cost $184,462,996)
Commercial and residential 3.3%				119,629,030
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(E)	0.990	04-25-53	507,438	480,020
Series 2021-4, Class A1 (A)(E)	1.035	01-20-65	2,276,200	1,900,701
Series 2021-5, Class A1 (A)(E)	0.951	07-25-66	1,852,764	1,600,316
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,474,761	2,461,011
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,901,919	3,858,578
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(E)	1.175	10-25-48	1,038,669	929,056
BAHA Trust
Series 2024-MAR, Class A (A)(E)	6.171	12-10-41	3,020,000	3,104,476
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,196	855,523
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,259,699
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5C31, Class A3	5.609	12-15-57	990,000	$1,024,471
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,279,000	3,405,087
BMO Mortgage Trust
Series 2024-5C8, Class A3 (E)	5.625	12-15-57	1,024,000	1,059,602
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(E)	0.941	02-25-49	659,288	610,945
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,307,409
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(F)	5.926	01-15-34	851,200	848,008
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,199,000	2,222,651
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	5.526	08-15-36	6,514,000	6,181,251
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,171,069	3,013,653
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,226,059
Series 2023-SMRT, Class A (A)(E)	5.820	10-12-40	2,512,000	2,580,531
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(E)	3.000	09-25-64	234,315	229,233
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(E)	0.924	08-25-66	1,355,585	1,122,783
Series 2021-3, Class A1 (A)(E)	0.956	09-27-66	1,868,208	1,538,238
Series 2021-HX1, Class A1 (A)(E)	1.110	10-25-66	1,474,919	1,266,186
COLT Trust
Series 2020-RPL1, Class A1 (A)(E)	1.390	01-25-65	4,157,384	3,591,190
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(E)	2.683	11-10-46	1,509,000	1,194,678
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	25,493,792	307,952
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	298,983	292,580
Series 2021-AFC1, Class A1 (A)(E)	0.830	03-25-56	3,077,950	2,519,986
Series 2021-NQM2, Class A1 (A)(E)	1.179	02-25-66	1,138,049	1,026,258
Series 2021-NQM3, Class A1 (A)(E)	1.015	04-25-66	1,032,375	895,197
Series 2021-NQM6, Class A1 (A)(E)	1.174	07-25-66	2,797,994	2,347,263
Series 2021-RPL2, Class A1A (A)(E)	1.115	01-25-60	3,743,951	3,165,532
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	1,755,882	1,705,347
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(E)	0.899	04-25-66	1,475,017	1,300,294
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (A)(E)	0.797	02-25-66	303,930	261,524
Series 2021-2, Class A1 (A)(E)	0.931	06-25-66	1,311,507	1,079,854
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(E)	2.500	02-01-51	3,318,990	2,727,888
GCAT Trust
Series 2021-NQM1, Class A1 (A)(E)	0.874	01-25-66	825,540	716,940
Series 2021-NQM2, Class A1 (A)(E)	1.036	05-25-66	888,252	753,674
Series 2021-NQM3, Class A1 (A)(E)	1.091	05-25-66	1,418,880	1,218,022
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(E)	1.382	09-27-60	223,257	209,902
Series 2021-NQM1, Class A1 (A)(E)	1.017	07-25-61	616,366	546,861
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(E)	5.467	01-13-40	1,334,000	1,362,618
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(E)	1.071	06-25-56	1,009,056	871,537
MFA Trust
Series 2021-NQM1, Class A1 (A)(E)	1.153	04-25-65	547,477	508,961
Natixis Commercial Mortgage Securities Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-ALXA, Class C (A)(E)	4.316	01-15-43	520,000	$470,620
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	723,631	679,898
NMLT Trust
Series 2021-INV1, Class A1 (A)(E)	1.185	05-25-56	2,588,914	2,233,717
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(E)	4.312	11-05-41	1,753,000	1,700,497
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	841,660	779,711
OBX Trust
Series 2020-EXP2, Class A3 (A)(E)	2.500	05-25-60	674,562	571,597
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	1,443,294	1,178,933
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	2,029,114	1,675,896
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(E)	2.000	01-25-36	2,283,723	2,011,037
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	2,782,000	2,822,428
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,662,070
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,165,834
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(E)	0.943	05-25-65	726,656	675,302
Series 2022-1, Class A1 (A)(E)	2.447	12-25-66	2,657,538	2,354,511
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,775,000	1,742,308
Series 2017-3, Class A1 (A)(E)	2.750	07-25-57	7,710	7,683
Series 2017-5, Class A1 (1 month CME Term SOFR + 0.714%) (A)(F)	5.034	02-25-57	18,737	19,847
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	1,137,848	1,068,930
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	952,249	919,947
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	1,006,329	960,441
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,635,893	1,482,868
Series 2024-1, Class A1 (A)(E)	4.764	03-25-64	3,483,095	3,513,177
Series 2024-3, Class A1A (A)(E)	5.129	07-25-65	1,941,081	1,973,421
Series 2024-4, Class A1A (A)(E)	4.417	10-27-64	1,370,660	1,384,150
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	327,070	314,861
Series 2021-1, Class A1 (A)(E)	0.815	01-25-66	1,030,237	913,362
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	1,501,272	1,293,728
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	890,386	745,696
Series 2021-5, Class A1 (A)(E)	1.013	09-25-66	1,374,429	1,167,359
Series 2021-R2, Class A1 (A)(E)	0.918	02-25-64	722,035	664,494
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	824,291	785,162
U.S. Government Agency 1.0%				35,461,060
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.175	06-25-25	71,275,224	24,362
Series K050, Class X1 IO	0.288	08-25-25	62,571,709	70,199
Series K053, Class X1 IO	0.861	12-25-25	24,575,462	137,455
Series K054, Class X1 IO	1.155	01-25-26	18,732,664	151,066
Government National Mortgage Association
Series 2012-114, Class IO	0.628	01-16-53	885,216	13,902
Series 2015-7, Class IO	0.488	01-16-57	2,632,710	66,070
Series 2016-174, Class IO	0.889	11-16-56	2,875,554	121,174
Series 2017-109, Class IO	0.229	04-16-57	4,662,815	62,657
Series 2017-124, Class IO	0.626	01-16-59	3,315,849	115,842
Series 2017-140, Class IO	0.486	02-16-59	2,516,887	70,654
Series 2017-169, Class IO	0.577	01-16-60	5,394,688	170,194
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-20, Class IO	0.519	12-16-58	7,896,683	$182,030
Series 2017-22, Class IO	0.747	12-16-57	896,753	32,355
Series 2017-41, Class IO	0.563	07-16-58	3,245,038	87,410
Series 2017-46, Class IO	0.651	11-16-57	4,831,551	182,522
Series 2017-54, Class IO	0.692	12-16-58	3,140,702	108,102
Series 2017-61, Class IO	0.701	05-16-59	1,882,376	68,495
Series 2017-74, Class IO	0.420	09-16-58	1,161,599	20,703
Series 2017-89, Class IO	0.475	07-16-59	962,974	26,064
Series 2018-114, Class IO	0.591	04-16-60	2,429,446	96,566
Series 2018-158, Class IO	0.793	05-16-61	12,405,848	727,321
Series 2018-68, Class A	2.850	04-16-50	149,694	144,097
Series 2018-69, Class IO	0.607	04-16-60	1,923,104	86,883
Series 2018-9, Class IO	0.444	01-16-60	4,812,357	142,821
Series 2019-131, Class IO	0.803	07-16-61	6,036,731	346,312
Series 2020-100, Class IO	0.781	05-16-62	8,474,495	510,137
Series 2020-108, Class IO	0.847	06-16-62	23,577,259	1,371,133
Series 2020-114, Class IO	0.800	09-16-62	29,061,452	1,601,736
Series 2020-118, Class IO	0.883	06-16-62	21,827,543	1,367,952
Series 2020-119, Class IO	0.607	08-16-62	9,784,458	459,041
Series 2020-120, Class IO	0.769	05-16-62	25,757,328	1,531,108
Series 2020-137, Class IO	0.797	09-16-62	31,268,406	1,817,901
Series 2020-150, Class IO	0.965	12-16-62	14,798,963	941,615
Series 2020-170, Class IO	0.835	11-16-62	22,640,241	1,465,342
Series 2020-92, Class IO	0.880	02-16-62	19,308,031	1,131,908
Series 2021-10, Class IO	0.987	05-16-63	14,177,629	1,068,670
Series 2021-11, Class IO	1.021	12-16-62	21,902,963	1,622,263
Series 2021-3, Class IO	0.869	09-16-62	35,100,718	2,250,458
Series 2021-40, Class IO	0.822	02-16-63	7,352,197	455,355
Series 2022-181, Class IO	0.718	07-16-64	6,993,453	437,787
Series 2022-21, Class IO	0.784	10-16-63	6,618,117	377,982
Series 2022-221, Class IO	0.843	06-16-64	24,272,292	1,491,377
Series 2022-53, Class IO	0.709	06-16-64	2,323,583	110,635
Series 2023-105, Class IO	0.745	07-16-65	15,624,701	980,486
Series 2023-177, Class IO	0.857	06-16-65	23,736,369	1,495,491
Series 2023-197, Class IO	1.317	09-16-65	7,252,176	623,414
Series 2023-30, Class IO	1.001	11-16-64	12,397,806	860,486
Series 2023-33, Class IO	0.935	05-16-63	19,869,817	1,345,232
Series 2023-36, Class IO	0.935	10-16-64	21,756,489	1,396,616
Series 2023-62, Class IO	0.937	02-16-65	15,692,029	1,031,978
Series 2023-91, Class IO	0.875	04-16-65	19,554,167	1,409,306
Series 2024-179, Class XI IO	0.830	12-16-66	27,845,589	2,064,205

Series 2024-194, Class IO	0.973	08-16-67	12,521,810	986,190
Asset-backed securities 7.1%				$251,937,955
(Cost $256,513,292)
Asset-backed securities 7.1%				251,937,955
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	2,516,809	2,481,848
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(F)	5.693	07-20-37	3,113,000	3,125,169
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	747,000	715,880
Series 2023-2A, Class A2 (A)	6.500	11-16-48	2,294,000	2,352,112
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,470,107
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(F)	5.740	07-25-37	2,111,000	$2,123,187
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	575,534	536,199
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,545,800	4,362,004
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,132,264
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(F)	5.810	07-25-37	1,561,000	1,568,419
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(F)	5.923	03-13-37	1,350,000	1,358,251
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,003,333	2,754,381
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	711,980	709,588
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,103,556	1,096,041
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,410,150	2,355,349
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	4,338,390	4,384,433
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,714,737	3,657,330
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,388,099	3,232,102
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,830,361	3,547,452
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	2,357,523	2,154,748
Series 2022-1A, Class A (A)	2.720	01-18-47	1,847,104	1,685,487
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,145,819
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,321,000	2,341,192
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,087,000	1,112,164
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	3,796,000	3,694,567
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,561,000	3,451,319
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	5,539,000	5,372,479
Series 2021-2A, Class A2 (A)	2.400	10-25-51	4,037,000	3,858,046
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,646,100	1,614,463
Series 2021-1A, Class A2I (A)	2.045	11-20-51	5,544,743	5,297,532
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	3,870,000	3,647,541
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	3,988,420	3,921,490
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,208,783
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,898,918
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,273,084	3,106,592
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,512,023	3,234,462
Series 2024-1A, Class A2 (A)	6.372	10-20-54	4,100,395	4,223,541
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	3,790,015
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	4,249,000	4,078,952
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	1,831,000	1,866,349
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,290,118
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(F)	5.743	07-20-37	1,377,000	$1,384,958
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	851,025	841,788
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,837,934	1,816,036
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	3,306,000	3,204,376
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	3,092,000	2,953,918
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,271,274
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,656,736	3,540,921
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,810,000	2,862,576
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(F)	5.752	07-15-37	2,212,000	2,224,272
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	2,245,000	2,318,571
Series 2024-1A, Class A2 (A)	6.230	04-20-54	3,070,000	3,146,367
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	3,170,975	3,116,133
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	1,119,457	986,291
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,610,375	4,284,689
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,927,390	1,783,145
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	4,354,486
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	2,186,391
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A (A)	3.844	12-25-25	337,444	332,993
Series 2021-FHT1, Class A (A)	3.104	07-25-26	291,436	282,722
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(F)	5.753	04-20-37	1,624,000	1,634,832
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(F)	5.693	07-20-37	1,695,000	1,702,702
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,759,498	2,634,965
Series 2025-SFR1, Class A (3.294% to 3-1-25, then 3.400% thereafter) (A)	3.294	02-17-42	2,398,000	2,256,952
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,774,000	3,742,614
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(F)	5.869	01-15-38	1,762,000	1,763,533
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(F)	5.617	04-15-38	1,791,000	1,791,000
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,932,000	4,081,861
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,423,575	2,221,903
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,471,140	1,498,641
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	677,143	610,099
Series 2024-A, Class A1A (A)	5.240	03-15-56	3,268,159	3,314,852
Series 2024-E, Class A1A (A)	5.090	10-16-56	2,442,034	2,466,166
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	2,947,130	2,867,220
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,433,340	2,307,139
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,540,142	2,292,225
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,652,858	$1,689,679
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,480,290	1,531,775
Series 2024-3A, Class A23 (A)	5.914	07-30-54	3,607,958	3,673,941
Sunbird Engine Finance LLC
Series 2020-1A, Class A (A)	3.671	02-15-45	621,766	601,747
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,059,000	1,058,881
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	4,801,478	4,540,052
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,900,314	3,642,515
Series 2021-1A, Class A (A)	1.650	02-20-46	1,635,188	1,465,016
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	2,796,366	2,590,464
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,764,988	3,468,750
Series 2021-1A, Class A (A)	1.860	03-20-46	2,229,393	2,013,459
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,398,000	1,431,392
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,374,000	2,207,293
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	565,997	541,832
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,318,064
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	2,637,040	2,447,693
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	3,602,572	3,276,916
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	588,889	553,759
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	6,215,350	5,874,740
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,556,000	1,590,468
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,091,155	1,934,275
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,410,000	2,449,940

	Shares	Value
Preferred securities 0.0%		$288,730
(Cost $309,384)
Financials 0.0%		288,730
Banks 0.0%
Wells Fargo & Company, 7.500%	238	288,730

	Yield (%)	Shares	Value
Short-term investments 0.6%			$20,426,716
(Cost $20,426,298)
Short-term funds 0.6%			20,426,716
John Hancock Collateral Trust (G)	4.3522(H)	2,041,916	20,426,716

Total investments (Cost $3,646,752,383) 100.2%	$3,575,159,766
Other assets and liabilities, net (0.2%)	(6,477,243)
Total net assets 100.0%	$3,568,682,523

22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $610,306,005 or 17.1% of the fund’s net assets as of 2-28-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	All or a portion of this security is on loan as of 2-28-25. The value of securities on loan amounted to $2,873,983.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,937,304.
(H)	The rate shown is the annualized seven-day yield as of 2-28-25.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	369	Long	Jun 2025	$40,553,214	$40,993,594	$440,380
						$440,380
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,072,843,190	—	$2,072,843,190	—
Corporate bonds	1,062,687,248	—	1,062,687,248	—
Municipal bonds	11,885,837	—	11,885,837	—
Collateralized mortgage obligations	155,090,090	—	155,090,090	—
Asset-backed securities	251,937,955	—	251,937,955	—
Preferred securities	288,730	$288,730	—	—
Short-term investments	20,426,716	20,426,716	—	—
Total investments in securities	$3,575,159,766	$20,715,446	$3,554,444,320	—
Derivatives:
Assets
Futures	$440,380	$440,380	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,041,916	$12,299,144	$747,435,848	$(739,319,306)	$11,196	$(166)	$689,099	—	$20,426,716
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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